Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions
24.	RELATED PARTY TRANSACTIONS

None of the directors or officers of Gold Fields or any associate of such director or officer is currently or has been at any time during the past three fiscal years indebted to Gold Fields.

Peotona Gold

Cheryl A. Carolus, a non-executive director of Gold Fields, is a party in her capacity as founding shareholder of Peotona Gold Holdings (Proprietary) Limited, or PGH, to the agreement described below. Ms Carolus has a 25% interest in PGH, which in turn has a one-third economic interest and a 51% voting interest in the issued share capital of Peotona Gold (Proprietary) Limited, or Peotona Gold.

Western Areas Prospecting (Proprietary) Limited, (a company 74% owned by GFO and 26% owned by Peotona Gold), or WAP, held four prospecting rights on ground contiguous to the South Deep Mine. On April 21, 2009, GFO, GFIJVH, Peotona Gold, WAP and others entered into an agreement in terms of which WAP relinquished and abandoned a portion of the prospecting area covered by one of the above prospecting rights on ground contiguous to the South Deep mine (commonly known as “Uncle Harry’s Area”) in favor of the South Deep Joint Venture. The agreement was subject to (among other conditions precedent) the conversion of the old order mining right of South Deep to a new order mining right and simultaneously amending the South Deep mining right by extending the area covered by the South Deep mining right to include Uncle Harry’s Ground pursuant to the Mineral and Petroleoum Resources Development Act. 28 of 2002. Peotona Gold also granted GFO an option to acquire its 26% shareholding in WAP.

On July 13, 2010, the South African Department of Mineral Resources executed the new-order mining right for the South Deep Gold Mine, including Uncle Harry’s Ground.

On October 14, 2011, Gold Fields purchased the 26% interest in WAP from Peotona Gold for $6.3 million. Gold Fields now owns 100% of WAP which owns the Cardoville, the Kalbasfontein, the WA4 and the Wildebeestkuil prospecting rights.